Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	Leo Holdings Corp.
Trading Symbol	ck0001725134
Entity Central Index Key	0001725134
Entity Filer Category	Accelerated Filer
Emerging Growth Company	true
Entity Extended Transition Period	false
Entity Small Business	true